NOTE 21. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
Note 21. Subsequent Event
SUBSEQUENT EVENT

On April 29, 2016 the Company granted 136,200 incentive stock options under its 2015 incentive plan to employees, and the valuation of those options are still in progress.

The Company has evaluated subsequent events through the date of issuance of this consolidated financial statements and, other than the above mentioned, has not identified events with material financial impact on the Company’s consolidated financial statements.